                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

     STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT DATED NOV. 1, 2008


FUND                                                              SAI DATE      FORM #
---------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND                      MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND             MAY 1, 2008   S-6466-20 AF



Table 16. Portfolio Managers, of the SAI has been revised as follows:



                                         OTHER ACCOUNTS MANAGED (excluding the fund)(a)
----------------------------------------------------------------------------------------------------------------------
                                                                                               OWNERSHIP    POTENTIAL
                                     NUMBER AND TYPE   APPROXIMATE TOTAL   PERFORMANCE BASED    OF FUND     CONFLICTS
   FUND       PORTFOLIO MANAGER        OF ACCOUNT          NET ASSETS           ACCOUNTS         SHARES    OF INTEREST
                                   -----------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Growth     John Schonberg          2 RICs             $1.06 billion       2 RICs ($1.06 B)
                                    2 PIVs             $21.19 million                            None(b)        (1)
                                    4 other accounts   $8.13 million
----------------------------------------------------------------------------------------------------------------------
 Large Cap  John Schonberg          2 RICs             $1.06 billion       2 RICs ($1.06 B)
 Value                              2 PIVs             $21.19 million                            None(b)        (1)
                                    4 other accounts   $8.13 million
----------------------------------------------------------------------------------------------------------------------
------------------------
            STRUCTURE OF
   FUND     COMPENSATION
------------------------
 Growth
                 (12)
------------------------
 Large Cap
 Value           (12)
------------------------



  (a) The portfolio manager began managing the fund as of Nov. 1, 2008; therefore reporting information is as of Sept. 30, 2008.
  (b) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently, no portfolio manager owns any shares of Variable Portfolio funds.

The rest of this section remains the same.